Shareholders' Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

4. Shareholders’ Equity

Ordinary Shares

The Company has unlimited Ordinary Shares authorized. Holders of the Company’s Ordinary Shares are entitled to one vote for each Ordinary Share. At March 31, 2012, there were 1,150,00 Ordinary Shares outstanding which increased to 1,437,500 founder shares after the forward split.